Note 6 - Product Warranties (Tables)	12 Months Ended
Oct. 31, 2019
Notes Tables
Schedule of Product Warranty Liability [Table Text Block]
	Years ended October 31,
	2019	2018
Balance at beginning of year	$180,000	$180,000
Liabilities accrued for warranties issued during the year	161,815	266,258
Warranty claims paid during the period	(218,426)	(219,190)
Changes in liability for pre-existing warranties during the year	(3,389)	(47,068)
Balance at end of year	$120,000	$180,000